Property, plant and equipment - Right-of-use assets (Details) R$ in Thousands	Dec. 31, 2024 BRL (R$)
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	R$ 88,737
Net value	R$ 346,654